Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2035 FUND	Apr. 30, 2021	Apr. 29, 2021
After Taxes on Distributions and Sales
Average Annual Return:
Inception Date	May 31, 2011
Investor P Shares
Average Annual Return:
1 Year	7.37%
5 Years	9.30%
Since Inception	7.63%
Inception Date	May 31, 2011
Investor P Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.76%
5 Years	8.50%
Since Inception	6.84%
Inception Date	May 31, 2011
Investor P Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		4.46%
5 Years		7.05%
Since Inception		5.86%